LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–94.46%
Aerospace & Defense–1.76%
L3Harris Technologies	26,322	$ 4,470,528
Lockheed Martin	4,100	1,571,448
Raytheon Technologies	56,735	3,264,532
		9,306,508
Air Freight & Logistics–0.73%
United Parcel Service Class B	23,333	3,887,978
		3,887,978
Auto Components–0.04%
†Goodyear Tire & Rubber	25,000	191,750
		191,750
Automobiles–0.06%
†General Motors	10,072	298,030
		298,030
Banks–2.16%
Associated Banc-Corp	26,000	328,120
Bank of America	79,380	1,912,264
CIT Group	40,000	708,400
JPMorgan Chase & Co.	64,913	6,249,175
Regions Financial	63,000	726,390
US Bancorp	27,453	984,190
Zions Bancorp	18,500	540,570
		11,449,109
Beverages–1.03%
Coca-Cola	37,497	1,851,227
†Monster Beverage	17,200	1,379,440
PepsiCo	15,960	2,212,056
		5,442,723
Biotechnology–7.98%
AbbVie	48,613	4,258,013
†Agios Pharmaceuticals	14,916	522,060
†Alkermes	20,712	343,198
Amgen	36,769	9,345,209
†Biogen	44,132	12,519,366
†ImmunoGen	8,476	30,513
†Ionis Pharmaceuticals	42,411	2,012,402
†Regeneron Pharmaceuticals	2,300	1,287,494
†Ultragenyx Pharmaceutical	10,337	849,598
†United Therapeutics	6,200	626,200
†Vertex Pharmaceuticals	37,472	10,196,881
†Voyager Therapeutics	21,902	233,694
		42,224,628
Building Products–0.62%
Johnson Controls International	80,550	3,290,468
		3,290,468
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets–0.78%
Ameriprise Financial	2,500	$ 385,275
Bank of New York Mellon	9,200	315,928
BGC Partners Class A	165,000	396,000
CME Group	8,519	1,425,314
Cohen & Steers	23,122	1,288,820
Intercontinental Exchange	3,276	327,764
		4,139,101
Chemicals–2.73%
Air Products & Chemicals	13,709	4,083,363
CF Industries Holdings	5,931	182,141
Eastman Chemical	14,954	1,168,206
Ecolab	11,531	2,304,355
Huntsman	43,919	975,441
PPG Industries	31,195	3,808,286
Sherwin-Williams	2,791	1,944,601
		14,466,393
Commercial Services & Supplies–0.46%
Waste Management	21,696	2,455,336
		2,455,336
Communications Equipment–0.50%
†Arista Networks	4,876	1,008,991
Cisco Systems	42,000	1,654,380
		2,663,371
Construction Materials–0.21%
Vulcan Materials	8,183	1,109,124
		1,109,124
Consumer Finance–0.58%
Ally Financial	24,000	601,680
Discover Financial Services	12,000	693,360
Navient	95,000	802,750
Synchrony Financial	37,643	985,117
		3,082,907
Containers & Packaging–0.41%
Ball	16,505	1,371,896
International Paper	19,000	770,260
		2,142,156
Diversified Financial Services–1.49%
†Berkshire Hathaway Class A	21	6,720,021
†Berkshire Hathaway Class B	5,437	1,157,755
		7,877,776
Diversified Telecommunication Services–1.31%
AT&T	78,537	2,239,090
Cogent Communications Holdings	7,200	432,360
†GCI Liberty Class A	9,961	816,404
†Liberty Global Class C	27,400	562,659
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–1

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
Verizon Communications	48,484	$ 2,884,313
		6,934,826
Electric Utilities–0.68%
ALLETE	17,500	905,450
IDACORP	5,400	431,460
NextEra Energy	2,209	613,130
NRG Energy	31,615	971,845
OGE Energy	14,000	419,860
Portland General Electric	6,700	237,850
		3,579,595
Electrical Equipment–0.13%
GrafTech International	99,600	681,264
		681,264
Electronic Equipment, Instruments & Components–1.29%
Avnet	10,400	268,736
Dolby Laboratories Class A	10,920	723,778
Jabil	25,600	877,056
TE Connectivity	50,923	4,977,214
		6,846,784
Energy Equipment & Services–0.19%
Core Laboratories	38,127	581,818
†National Oilwell Varco	44,958	407,320
		989,138
Entertainment–2.37%
Activision Blizzard	8,000	647,600
†Electronic Arts	10,100	1,317,141
†Liberty Media-Liberty Formula One Class A	5,573	186,751
†Liberty Media-Liberty Formula One Class C	10,295	373,400
†Lions Gate Entertainment Class B	20,994	183,068
†Madison Square Garden Entertainment	13,533	926,875
†Madison Square Garden Sports Class A	13,533	2,036,446
†Netflix	2,050	1,025,061
†Take-Two Interactive Software	5,000	826,100
†Walt Disney	24,688	3,063,287
World Wrestling Entertainment Class A	12,382	501,100
†Zynga Class A	156,400	1,426,368
		12,513,197
Equity Real Estate Investment Trusts–1.53%
American Tower	15,497	3,746,090
Boston Properties	7,700	618,310
†CoreCivic	67,000	536,000
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
CoreSite Realty	4,000	$ 475,520
Gaming and Leisure Properties	14,450	533,638
Lamar Advertising Class A	10,900	721,253
Life Storage	9,500	1,000,065
Omega Healthcare Investors	15,500	464,070
		8,094,946
Food & Staples Retailing–1.07%
Kroger	32,000	1,085,120
Walmart	32,753	4,582,472
		5,667,592
Food Products–0.75%
Hershey	6,900	989,046
Ingredion	12,800	968,704
Mondelez International Class A	34,866	2,003,052
		3,960,802
Gas Utilities–0.24%
National Fuel Gas	16,800	681,912
Spire	10,800	574,560
		1,256,472
Health Care Equipment & Supplies–1.83%
Becton Dickinson & Co.	8,070	1,877,727
†Edwards Lifesciences	12,000	957,840
†Haemonetics	5,000	436,250
Medtronic	48,417	5,031,495
West Pharmaceutical Services	5,100	1,401,990
		9,705,302
Health Care Providers & Services–4.85%
†Amedisys	1,500	354,645
Chemed	2,800	1,344,980
CVS Health	18,127	1,058,617
†Guardant Health	15,550	1,738,179
Humana	4,400	1,821,116
†Molina Healthcare	7,000	1,281,280
UnitedHealth Group	57,903	18,052,418
		25,651,235
Health Care Technology–0.19%
†Veeva Systems Class A	3,600	1,012,284
		1,012,284
Hotels, Restaurants & Leisure–0.11%
MGM Resorts International	27,000	587,250
		587,250
Household Durables–0.42%
PulteGroup	32,000	1,481,280

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–2

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
Toll Brothers	15,490	$ 753,743
		2,235,023
Household Products–0.79%
Procter & Gamble	29,898	4,155,523
		4,155,523
Independent Power and Renewable Electricity Producers–0.23%
AES	67,184	1,216,702
		1,216,702
Industrial Conglomerates–1.16%
3M	7,843	1,256,292
Carlisle	6,500	795,405
Honeywell International	24,963	4,109,159
		6,160,856
Insurance–0.85%
Allstate	7,000	658,980
Hartford Financial Services Group	19,200	707,712
Travelers	25,994	2,812,291
Unum Group	18,640	313,711
		4,492,694
Interactive Media & Services–5.50%
†Alphabet Class A	4,181	6,127,674
†Alphabet Class C	3,028	4,449,949
†Facebook Class A	41,965	10,990,633
†Pinterest Class A	41,350	1,716,439
†Twitter	130,071	5,788,159
		29,072,854
Internet & Direct Marketing Retail–3.50%
†Amazon.com	4,872	15,340,612
†Booking Holdings	700	1,197,476
eBay	28,700	1,495,270
Qurate Retail	68,555	492,225
		18,525,583
IT Services–3.63%
Automatic Data Processing	19,922	2,778,920
Cognizant Technology Solutions Class A	18,909	1,312,663
Fidelity National Information Services	12,169	1,791,399
International Business Machines	16,011	1,948,058
Mastercard Class A	4,400	1,487,948
†PayPal Holdings	12,400	2,443,172
Switch Class A	24,000	374,640
Visa Class A	35,290	7,056,941
		19,193,741
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–0.92%
Thermo Fisher Scientific	10,996	$ 4,854,954
		4,854,954
Machinery–0.61%
Cummins	2,000	422,320
Dover	9,000	975,060
Otis Worldwide	9,969	622,265
Parker-Hannifin	2,900	586,786
Pentair	12,985	594,323
		3,200,754
Media–6.08%
†AMC Networks Class A	47,933	1,184,424
Comcast Class A	440,800	20,391,408
†Discovery Class A	91,924	2,001,186
†Discovery Class C	43,632	855,187
†Liberty Broadband Class A	13,106	1,858,562
†Liberty Broadband Class C	20,361	2,908,976
†Liberty Media-Liberty SiriusXM Class A	22,293	739,459
†Liberty Media-Liberty SiriusXM Class C	41,178	1,362,168
†MSG Networks Class A	36,085	345,333
ViacomCBS Class B	19,082	534,487
		32,181,190
Metals & Mining–0.85%
†ArcelorMittal (New York Shares)	78,417	1,039,025
†Freeport-McMoRan	80,395	1,257,378
Nucor	11,497	515,755
Southern Copper	11,800	534,186
Steel Dynamics	40,000	1,145,200
		4,491,544
Mortgage Real Estate Investment Trusts (REITs)–0.13%
New Residential Investment	88,000	699,600
		699,600
Multi-Utilities–0.14%
Sempra Energy	6,439	762,120
		762,120
Oil, Gas & Consumable Fuels–1.23%
Chevron	26,091	1,878,552
Devon Energy	35,000	331,100
Exxon Mobil	37,790	1,297,331
HollyFrontier	6,303	124,232
Kinder Morgan	84,241	1,038,691
Ovintiv	39,111	319,146
Pioneer Natural Resources	8,715	749,403
Valero Energy	17,463	756,497
		6,494,952

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–3

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Paper & Forest Products–0.18%
†Domtar	37,000	$ 971,990
		971,990
Pharmaceuticals–3.22%
†Bausch Health	24,148	375,260
Bristol-Myers Squibb	23,000	1,386,670
Eli Lilly & Co.	1,700	251,634
Johnson & Johnson	38,504	5,732,476
Merck & Co.	78,891	6,544,008
Pfizer	74,781	2,744,463
		17,034,511
Professional Services–0.41%
Exponent	14,300	1,030,029
†FTI Consulting	10,500	1,112,685
		2,142,714
Road & Rail–0.41%
Canadian Pacific Railway	4,660	1,418,644
Kansas City Southern	4,100	741,403
		2,160,047
Semiconductors & Semiconductor Equipment–5.01%
Applied Materials	14,500	862,025
ASML Holding (New York shares)	5,209	1,923,528
Broadcom	21,695	7,903,922
†Cree	83,816	5,342,432
Intel	55,195	2,857,997
Lam Research	4,500	1,492,875
†Micron Technology	15,600	732,576
NVIDIA	6,300	3,409,686
Texas Instruments	13,698	1,955,937
		26,480,978
Software–11.37%
†Adobe	16,523	8,103,375
†Autodesk	32,234	7,446,376
†Cerence	11,923	582,677
Citrix Systems	26,210	3,609,379
†Crowdstrike Holdings Class A	4,000	549,280
†Dropbox Class A	29,500	568,170
†FireEye	104,024	1,284,176
†Fortinet	11,000	1,295,910
Intuit	5,300	1,728,913
†Manhattan Associates	3,700	353,313
Microsoft	111,015	23,349,785
†Nuance Communications	95,390	3,165,994
Oracle	15,112	902,187
†Qualys	5,500	539,055
†salesforce.com	17,203	4,323,458
†Slack Technologies Class A	40,900	1,098,574
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Zoom Video Communications Class A	2,700	$ 1,269,297
		60,169,919
Specialty Retail–2.27%
Home Depot	31,984	8,882,277
†TJX	56,294	3,132,761
		12,015,038
Technology Hardware, Storage & Peripherals–5.84%
Apple	198,952	23,040,631
Seagate Technology	127,839	6,298,628
†Western Digital	37,795	1,381,407
Xerox Holdings	9,000	168,930
		30,889,596
Textiles, Apparel & Luxury Goods–0.35%
†Deckers Outdoor	6,600	1,452,066
†Ralph Lauren	5,600	380,632
		1,832,698
Thrifts & Mortgage Finance–0.23%
MGIC Investment	137,000	1,213,820
		1,213,820
Tobacco–0.16%
Altria Group	7,100	274,344
Philip Morris International	7,500	562,425
		836,769
Trading Companies & Distributors–0.19%
†HD Supply Holdings	7,500	309,300
WW Grainger	2,000	713,540
		1,022,840
Wireless Telecommunication Services–0.70%
Telephone & Data Systems	27,000	497,880
†T-Mobile US	20,485	2,342,665
†United States Cellular	29,800	879,994
		3,720,539
Total Common Stock (Cost $417,264,153)		499,737,594

MONEY MARKET FUND–4.68%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.02%)	24,772,266	24,772,266
Total Money Market Fund (Cost $24,772,266)		24,772,266

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–4

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–99.14% (Cost $442,036,419)	$524,509,860
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.86%	4,570,862
NET ASSETS APPLICABLE TO 40,237,897 SHARES OUTSTANDING–100.00%	$529,080,722

† Non-income producing.

The following futures contracts were outstanding at September 30, 2020:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
1	British Pound	$80,650	$80,807	12/14/20	$—	$(157)
1	Euro	146,694	146,742	12/14/20	—	(48)
1	Japanese Yen	118,594	118,509	12/14/20	85	—
					85	(205)
Equity Contracts:
8	E-mini MSCI Emerging Markets Index	435,400	435,535	12/18/20	—	(135)
13	E-mini Russell 2000 Index	977,860	988,378	12/18/20	—	(10,518)
132	E-mini S&P 500 Index	22,123,200	22,361,267	12/18/20	—	(238,067)
13	E-mini S&P MidCap 400 Index	2,412,670	2,434,948	12/18/20	—	(22,278)
4	Euro STOXX 50 Index	149,792	150,501	12/18/20	—	(709)
1	FTSE 100 Index	75,376	75,706	12/18/20	—	(330)
1	Nikkei 225 Index (OSE)	219,883	221,499	12/10/20	—	(1,616)
					—	(273,653)
Total Futures Contracts					$85	$(273,858)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2020.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
IT–Information Technology
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–5

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP ClearBridge QS Select Large Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$499,737,594	$—	$—	$499,737,594
Money Market Fund	24,772,266	—	—	24,772,266
Total Investments	$524,509,860	$—	$—	$524,509,860
Derivatives:

Assets:
Futures Contract	$85	$—	$—	$85
Liabilities:
Futures Contracts	$(273,858)	$—	$—	$(273,858)
There were no Level 3 investments at the beginning or end of the period.
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–6

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Notes (continued)
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–7